Restatement of previously issued consolidated financial statements - Consolidated statement of financial position (Parenthetical) (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Share capital and capital surplus
Number of shares issued and fully paid	131,356,980	131,356,980
Ordinary shares
Share capital and capital surplus
Par value per share	$ 0.0001	$ 0.0001
Number of shares authorised	490,000,000	490,000,000
Number of shares issued and fully paid	131,356,980	131,356,980
Number of shares outstanding	131,356,980	131,356,980